NOTE 12 - CAPITAL LEASE OBLIGATION	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
NOTE 12 - CAPITAL LEASE OBLIGATION

NOTE 12 - CAPITAL LEASE OBLIGATION

During the year ended December 31, 2010, the Company entered into a lease for equipment which included the promise to make monthly payments of $5,000 for 12 months with a bargain purchase option at the end of the lease.  This lease is accounted for as a capital lease in which the present value of the future payments is recorded as a liability of $56,872.  The discount rate is 10%.  As of June 30, 2012, there were no payments made on this lease and the entire balance is classified as a current liability.